Investments accounted for using the equity method - share of earnings of investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Joint Ventures	€ 221	€ 381	€ 288
Associates	6	9	7
Other	13	10	13
Net profit (loss)	240	400	€ 308
Investments accounted for using equity method, revaluation	€ 240	€ 400